ACCOUNTS RECEIVABLE (Details- Schedule of Accounts Receivable) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Accounts receivable	$ 3,418,263	$ 1,738,543
Allowance for doubtful accounts
Accounts Receivable, Net	$ 3,418,263	$ 1,738,543